Average Annual Total Returns - Natixis Sustainable Future 2040 Fund - Class N	Jun. 01, 2021
Average Annual Return:
1 Year	16.56%
Since Inception	13.09%
Inception Date	Feb. 28, 2017
After Taxes on Distributions
Average Annual Return:
1 Year	12.59%
Since Inception	10.61%
Inception Date	Feb. 28, 2017
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.15%
Since Inception	9.66%
Inception Date	Feb. 28, 2017